INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Interest In Other Entities [Abstract]
Schedule of assumptions were used in the Black-Scholes model to determine the fair value of the asset
The following assumptions were used in the Black-Scholes model to determine the fair value of the asset:

2022
Expected time to maturity	5 years
Volatility	55%
Risk-free interest rate	2.51%
The main assumptions in determination of the equity value are shown in below table.

Preference share BioConnection (in million $)
Revenue level	Fair value	Discount rate	Fair value	EBITDA margin	Fair value
-10.0%	5.8	-2.0%	7.4	-5.0%	6.2
-5.0%	6.3	-1.0%	7.0	-2.5%	6.5
Base case	6.8	Base case	6.8	Base case	6.8
+5.0%	7.3	+1.0%	6.6	+2.5%	7.1
+10.0%	7.6	+2.0%	6.4	+5.0%	7.4
The impact of the remaining variables on the Black-Scholes model are shown in below table:

Preference share BioConnection (in million $)
Time to maturity	Fair value	Volatility	Fair value
-2 years	8.2	-10.0%	7.8
- 1 year	7.5	-5.0%	7.3
Base case	6.8	Base case	6.8
+ 1 year	6.3	+5.0%	6.4
+ 2 years	5.8	+10.0%	6.0

Schedule of associates

		% of ownership interest
Name of entity	Place of business	2022	2021	2020	Nature of relationship	Measurement method
BioConnection Investment B.V.	Oss, NL	22.98%	43.85%	43.85%	Associate	Equity

$ ‘000	Carrying amount
Name of entity	2022	2021	2020
BioConnection Investment B.V.

Balance at January 1	7,201	7,118	6,177

Movement during the year
Share in net profit	(1,083)	694	361
Amortization of financial guarantee	(153)	(33)	(32)
Dilution of equity stake	(2,991)	—	—
Currency translation	(473)	(578)	612

Balance at December 31	2,501	7,201	7,118
The carrying amount of this investment has changed as follows:

Amounts in $ ‘000	2022
Balance at January 1	—
Investment	7,933
Fair value changes	(1,185)
Currency translation	79
Balance at December 31	6,827

		% of ownership interest
Name of entity	Place of business	2022	2021	2020	Nature of relationship	Measurement method
Orchard Therapeutics Plc.	London, UK	1.00%	1.00%	—%	Investment	Fair value
The fair value as at December 31, 2022 was determined on the basis of the trading price as at that date.

$ ‘000	Carrying amount
Name of entity	2022	2021	2020
Orchard Therapeutics Plc.

Balance at January 1	1,449	—	—

Movement during the year
Initial recognition	—	4,589	—
Fair value adjustments through OCI	(950)	(3,077)
Currency Translation	(96)	(63)	—

Balance at December 31	403	1,449	—